CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Currency Appreciation (Depreciation), Percentage	6.30%	1.30%	5.50%